PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31
	2024	2025
Cost:
Laboratory equipment	3,504	$3,198
Office equipment and furniture	287	257
Computers and software	453	491
Leasehold improvements	1,982	467
	6,226	4,413
Less:
Accumulated depreciation and amortization	(6,024)	(4,273)
Property and equipment, net	$202	$140